Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss for the year	$ (642,362)	$ 303,860
Depreciation	4,567	4,978
Net change in non-cash working capital balances:
Account receivables	(30,939)	(31,501)
Inventory	45,966	125,373
Advances and deposits	(40,644)	(6,218)
Investment tax credits recoverable		(26,036)
Prepayments	23,945	(18,837)
Cash used in operating activities	(639,467)	351,619
INVESTING ACTIVITY
Purchase of property and equipment	(1,098)	(5,056)
Cash Used In Investing Activities	(1,098)	(5,056)
FINANCING ACTIVITIES
Bank indebtedness	49,382	10,320
Accounts payable and accrued liabilities	94,436	(164,571)
Customer deposits	(35,113)	(189,699)
Promissory note payable	311,286
Advances from shareholders	194,271	(23,307)
Cash Provided by Financing Activities	614,262	(367,257)
Effect of foreign currency translation adjustment	801	25,783
Net decrease in cash during the year	(25,502)	(20,694)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	26,789	21,700
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,761	$ 26,789